                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03287

                           NEW ALTERNATIVES FUND, INC.

                         150 BROADHOLLOW ROAD, SUITE 306
                            MELVILLE, NEW YORK 11747

                         DAVID J. SCHOENWALD, PRESIDENT
                           NEW ALTERNATIVES FUND, INC.
                         150 BROADHOLLOW ROAD, SUITE 306
                            MELVILLE, NEW YORK 11747

Registrant's telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

Item 1. Reports to Stockholders.

The Semiannual Financial Report (06/30/05) is attached herewith.

SEMIANNUAL
FINANCIAL REPORT

JUNE 30, 2005

                                             NEW ALTERNATIVES FUND, INC.
                                                 FINANCIAL HIGHLIGHTS
                                  STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                                     For each share of capital stock outstanding*



                                         (Unaudited)
                                         Six Months          Year       Year      Year       Year       Year      Year       Year
                                              Ended           End        End       End        End        End       End        End
                                               6/30         12/31      12/31     12/31      12/31      12/31     12/31      12/31
                                               2005          2004       2003      2002       2001       2000      1999       1998

NET ASSET VALUE AT BEGINNING
OF PERIOD                                   $ 33.48       $ 29.69     $24.21    $34.71     $41.29     $28.85    $28.54     $32.07
                                           --------      --------    -------   -------    -------    -------   -------    -------
Investment income                            $ 0.34        $ 0.59      $0.58     $0.62      $0.75      $0.79     $0.66      $0.52

Expenses                                      (0.20)        (0.42)     (0.37)    (0.37)     (0.43)     (0.42)    (0.38)     (0.37)
                                              ------        ------     ------    ------     ------     ------    ------     ------
Net investment income                          0.14          0.17       0.21      0.25       0.32       0.37      0.28       0.15
Net realized & unrealized
gain (loss) on investments                     1.78          3.79       5.48    (10.50)     (5.45)     14.56      2.14      (3.22)
                                              -----         -----      -----    -------     ------    ------     -----      ------
Total from investment operations               1.92          3.96       5.69    (10.25)     (5.13)     14.93      2.42      (3.07)

Distributions from net
investment income                             (0.00)        (0.17)     (0.21)    (0.25)     (0.32)     (0.37)    (0.28)     (0.15)
Distributions from net
realized gain                                 (0.00)        (0.00)     (0.00)    (0.00)     (1.13)     (2.12)    (1.83)     (0.16)
                                              ------        ------     ------    ------     ------     ------    ------     ------
Total distributions                            0.00         (0.17)     (0.21)    (0.25)     (1.45)     (2.49)    (2.11)     (0.31)

Net change in net asset value                  1.92          3.79       5.48    (10.50)     (6.58)     12.44      0.31      (3.53)
                                              -----         -----      -----    -------     ------    ------     -----      ------
Net asset value as of end
of the period                               $ 35.40       $ 33.48     $29.69    $24.21     $34.71     $41.29    $28.85     $28.54
                                           ========      ========    =======   =======    =======    =======   =======    =======
Total return
(Sales load not reflected)                    5.73%        13.34%      23.5%    -29.5%     -12.4%      51.7%      8.5%     -10.0%

Net assets, end of period
(in thousands)                              $58,057       $52,615    $44,901   $36,723    $49,245    $52,773   $32,555    $33,021

Ratio of operating expense
to net assets**                               1.18%         1.32%      1.39%     1.32%      1.14%      1.11%     1.13%      1.18%

Ratio of net investment income
to average net assets**                       0.76%         0.65%      0.82%     0.89%      0.87%      1.01%     0.89%      0.49%

Portfolio turnover**                         38.58%        50.05%      32.7%     32.6%      29.3%      59.7%     87.3%      32.4%

Number of shares
outstanding at end of period***           1,640,171     1,565,049  1,512,199 1,516,709  1,368,171  1,211,783 1,058,230  1,156,952

                                               Year          Year       Year      Year       Year      Year       First
                                                End           End        End       End        End       End       Seven
                                              12/31         12/31      12/31     12/31      12/31     12/31      Months
                                               1997          1996       1995      1994       1993      1992    04/30/83
                                                                                                                ****

NET ASSET VALUE AT BEGINNING
OF PERIOD                                    $30.87        $30.51     $28.14    $30.00     $29.95    $29.19      $12.50
                                            -------       -------    -------   -------    -------   -------      ------
Investment income                             $0.64         $0.73      $0.75     $0.72      $0.62     $0.62      $ 0.38

Expenses                                      (0.38)        (0.39)     (0.40)    (0.40)     (0.33)    (0.28)      (0.20)
                                              ------        ------     ------    ------     ------    ------      ------

Net investment income                          0.26          0.34       0.35      0.32       0.29      0.34        0.18
Net realized & unrealized
gain (loss) on investments                     3.16          3.72       5.14      (1.43)     0.58      1.10        3.08
                                              -----         -----      -----     ------     -----     -----        ----

Total from investment operations               3.42          4.06       5.49     (1.11)      0.87      1.44        3.26

Distributions from net
investment income                             (0.26)        (0.34)     (0.35)    (0.32)     (0.29)    (0.34)      (0.18)
Distributions from net
realized gain                                 (1.96)        (3.36)     (2.77)    (0.43)     (0.53)    (0.34)      (0.19)
                                              ------        ------     ------    ------     ------    ------      ------
Total distributions                           (2.22)        (3.70)     (3.12)    (0.75)     (0.82)    (0.68)      (0.37)

Net change in net asset value                  1.20          0.36       2.37      (1.86)     0.05      0.76        2.89
                                              -----         -----      -----     ------     -----     -----        ----
Net asset value as of end
of the period                                $32.07        $30.87     $30.51    $28.14     $30.00    $29.95      $15.39
                                            =======       =======    =======   =======    =======   =======      ======
Total return
(Sales load not reflected)                    11.1%         13.3%      19.5%     -3.7%       2.9%      4.9%       10.4%

Net assets, end of period
(in thousands)                              $37,941       $35,549    $32,236   $28,368    $31,567   $28,896        $163

Ratio of operating expense
to net assets**                               1.15%         1.21%      1.28%     1.30%      1.11%     1.04%       1.08%

Ratio of net investment income
to average net assets**                       0.79%         1.04%      1.12%     1.04%      0.96%     1.25%       1.69%

Portfolio turnover**                          53.9%         51.2%     48.72%     33.0%     18.36%     13.1%       74.5%

Number of shares
outstanding at end of period***           1,111,377     1,038,561    965,769   984,847  1,026,460   945,006      10,592


*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990
**   Annualized (includes state taxes, does not include foreign currency translations)
***  Shares immediately prior to dividend - Fund commenced operation on
     September 3, 1982
**** At this time the Fund was on a fiscal year. Table for 1983-1990 is available on request. Deleted to make space.

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005

COMMON STOCKS: 84.49%
                                                         SHARES    MARKET VALUE
ALTERNATE ENERGY AS A GROUP:               32.97%
ALTERNATE ENERGY (WIND & HYDRO POWER        3.38%
PRODUCERS & WAVES:)
  ***Canadian Hydro Development (Canada)                300,000         977,302
   Idacorp Inc.                                          10,000         306,300
  ***Renewable Energy Holdings PLC                       10,000           9,231
  **Trust Power Ltd. (New Zealand)                      150,000         625,178
                                                                     ----------
                                                                      1,918,011
                                                                     ----------
ALTERNATE ENERGY (FUEL CELL):               1.92%
  *FuelCell Energy, Inc.                                100,000       1,021,000
  ***ITM Power PLC (United Kingdom)                      30,000          52,698
  *Medis Technologies Ltd.                                1,000          16,600
                                                                     ----------
                                                                      1,090,298
                                                                     ----------
ALTERNATE ENERGY (SOLAR CELL):              8.72%
  ***ATS Automation (Canada)                             70,000         965,872
  ***Conergy AG                                           5,000         487,288
  *Evergreen Solar                                        1,000           6,430
  Kyocera Corp. (ADR) (Japan)                            25,000       1,917,500
  Sharp Corp. Ltd. (ADR) (Japan)                        100,000       1,564,840
                                                                     ----------
                                                                      4,941,930
                                                                     ----------
ALTERNATE ENERGY (WIND TURBINES/WIND       10.04%
PROJECTS):
  **Acciona (Spain)                                      25,000       2,481,840
  **Gamesa Corporation Techologica (Spain)              175,000       2,375,000
  **Vestas Wind Systems (Denmark)                        50,000         830,585
                                                                     ----------
                                                                      5,687,425
                                                                     ----------
ALTERNATE ENERGY (BIOMASS):                 4.10%
  **Abengoa (Spain)                                     200,000       2,324,455
                                                                     ----------
                                                                      2,324,455
                                                                     ----------
ALTERNATE ENERGY (GEOTHERMAL):              2.70%
  Ormat Technologie                                      80,000       1,528,000
                                                                     ----------
                                                                      1,528,000
                                                                     ----------
ALTERNATE ENERGY RELATED (BATTERIES FOR     2.10%
HYBRID AUTOMOBILES):
  Matsushita Electric (ADR) (Japan)                      70,000       1,062,600
  Sanyo Electric (ADR) (Japan)                           10,000         130,100
                                                                     ----------
                                                                      1,192,700
                                                                     ----------

The accompanying notes are an intergral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2005

                                                         SHARES    MARKET VALUE
INDUSTRIAL  CATALYSTS (FUEL CELLS
& CLEAN AIR):                                3.11%
  Engelhard Corp.                                        35,000         999,250
  **Johnson Matthey (United Kingdom)                     40,000         765,012
                                                                     ----------
                                                                      1,764,262
                                                                     ----------
WATER:                                       6.12%
 Aqua America                                            10,000         297,400
 Badger Meter                                            45,000       1,858,500
 ***Zenon Environmental Inc. (Canada)                    65,000       1,311,888
                                                                     ----------
                                                                      3,467,788
                                                                     ----------
ENERGY CONSERVATION:                        10.38%
 Asahi Glass Company                                      5,000         526,126
 Baldor Electric                                         70,000       1,702,400
 *Cree, Inc.                                             25,000         636,750
 *Intermagnetics General Corp.                           20,000         615,200
 *International Rectifier                                25,000       1,193,000
  Linear Technology Corp.                                30,000       1,100,700
 ***RailPower Technologies Corp. (Canada)                25,000         110,222
                                                                     ----------
                                                                      5,884,398
                                                                     ----------
NATURAL FOODS:                               3.25%
 *SunOpta, Inc. (Canada)                                100,000         568,000
 *United Natural Foods                                   40,000       1,214,800
 *Wild Oats Markets                                       5,000          57,250
                                                                     ----------
                                                                      1,840,050
                                                                     ----------
RECYCLING:                                   1.30%
 *Caraustar Industries                                    5,000          52,500
  Commercial Metals                                      15,000         357,300
 *Kadant, Inc.                                           15,000         328,950
                                                                     ----------
                                                                        738,750
                                                                     ----------
NATURAL GAS DISTRIBUTION:                   24.07%
 Atmos Energy Corp.                                      40,000       1,152,000
 Equitable Resources                                     20,000       1,360,000
 KeySpan Corp.                                           50,000       2,035,000
 New Jersey Resources                                    45,000       2,171,250
 Piedmont Natural Gas                                    60,000       1,441,200
 South Jersey Industries                                 35,000       2,139,200
 The Laclede Group                                       50,000       1,588,000
  Northwest Natural Gas                                  15,000         573,600
 WGL Holdings                                            35,000       1,177,400
                                                                    -----------
                                                                     13,637,650
                                                                    -----------
OTHER (INDUSTRIAL GASES INCLUDING
HYDROGEN):                                   3.29%
----------
 Praxair Inc.                                           40,000        1,864,000
                                                                   ------------
TOTAL COMMON STOCK (COST $39,123,800)                              $ 47,879,717
                                                                   ============

The accompanying notes are an intergral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2005


CERTIFICATES OF DEPOSITS AND
U.S. TREASURY BILLS:                                           15.51%

SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union
    Certificate of Deposit maturity 07/31/05 0.50%                                     $ 100,000
  Chittenden Bank
    Certificate of Deposit maturity 12/03/05 2.00%                                       100,000
  Community Capital Bank
    Certificate of Deposit maturity 07/01/05 1.00%                                       100,000
  Self-Help Credit Union
    Certificate of Deposit maturity 08/10/05 3.20%                                       100,000
  South Shore Bank
    Certificate of Deposit maturity 07/25/05 2.60%                                       100,000

  U.S. Treasury Bills (at various yields maturing at various dates in
  July & August, 2005 maturity value $8,300,000) (Cost $8,278,695)                     8,287,171
                                                                                       ---------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                                             $ 8,787,171
                                                                                     ===========

Total Common Stock (84.49%)                                                         $ 47,879,717
Bank Money Market and U.S. Treasury Bills (15.51%)                                     8,787,171
                                                                                       ---------

TOTAL INVESTMENTS (100%)                                                            $ 56,666,888
                                                                                    ============


*    Securities for which no cash dividends were paid during the fiscal year.

**   Foreign Exchange Securities traded on a foreign exchange.

***  Foreign Exchange Securities traded on a foreign exchange with no cash dividend.

The accompanying notes are an intergral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005

                                     ASSETS


Investment securities at fair value (cost: $39,123,800) (notes 2A and 5)........ $ 47,879,717
U.S. Treasury Bills at fair value...............................................    8,287,171
Cash, Savings and Certificates of Deposit.......................................      500,000
Cash............................................................................      247,342
Receivables:  Dividends.........................................................      103,765
              Interest..........................................................          667
              Subscriptions.....................................................       86,062
              Investment Security Tendered......................................    1,155,557
Prepaid Insurance & Filing Fees.................................................       18,991
                                                                                 ------------

TOTAL ASSETS                                                                       58,279,272
                                                                                 ------------

                                   LIABILITIES

Payables:
Investment securities purchased.................................................      142,850
Capital stock reacquired........................................................       21,847
Advisory fee....................................................................       31,613
Other accounts payable and accruals.............................................       26,446
                                                                                 ------------
TOTAL LIABILITIES...............................................................      222,756
                                                                                 ------------

NET ASSETS                                                                       $ 58,056,516
----------                                                                       ============

                             ANALYSIS OF NET ASSETS

Net capital paid in shares of capital stock.....................................  $48,681,841
                                                                                 ------------
Undistributed net investment income.............................................      217,678
Accumulated net realized gain on investments....................................      401,432
Net unrealized gain on investments                                                  8,755,565
                                                                                 ------------
Distributable earnings..........................................................    9,374,675
                                                                                 ------------

NET ASSETS (equivalent to $35.40 per share based on 1,640,170.880
            shares of capital stock outstanding)                                 $ 58,056,516
                                                                                 ============


The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                            STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDING JUNE 30, 2005


INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $17,352).........................  $ 475,638
Interest........................................................................     78,274
Total Income....................................................................    553,912
                                                                                -----------

EXPENSES:

Management fee (note 4).........................................................    182,182
Custodian fees: PFPC Trust......................................................     20,670
Other...........................................................................         58
Auditor.........................................................................     10,644
Directors.......................................................................      3,224
Filing fees.....................................................................      5,539
Postage and printing............................................................      5,669
Bond and insurance..............................................................      1,609
Transfer Agent-PFPC, Inc........................................................     31,950
Accounting/Pricing-PFPC, Inc....................................................     27,065
Shareholder service costs.......................................................     47,700
                                                                                -----------
Total Expenses..................................................................    336,310
                                                                                -----------

NET INVESTMENT INCOME...........................................................    217,602
                                                                                -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTES 2B & 5)

Proceeds from sales............................................................. 10,601,464
Cost of securities sold......................................................... (8,564,881)
Foreign currency transactions gains (loss)......................................     (9,452)
                                                                                -----------
Net Realized Gain/Loss..........................................................  2,027,131
                                                                                -----------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

Beginning of period.............................................................  7,866,325
End of period...................................................................  8,755,565
Foreign currency translations...................................................       (352)
                                                                                -----------
Total Unrealized Appreciation (Depreciation) For The Period.....................    888,888
                                                                                -----------

Net Realized and Unrealized Gain (Loss) On Investments..........................  2,916,019
                                                                                -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................ $ 3,133,621
                                                                                ===========


The accompanying notes are an intergral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                        AND YEAR ENDED DECEMBER 31, 2004

                                                             2005          2004

FROM INVESTMENT ACTIVITIES:

Net investment income                                $    217,602  $    306,344
Net realized gain (loss) from security transactions
   and foreign currency transactions                    2,027,131     4,849,702
Unrealized appreciation of investments                    888,888       975,714
                                                         --------       -------

Increase in net assets derived from
  investment activities                                 3,133,621     6,131,760
                                                       ----------     ---------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income dividends to shareholders            0      (258,444)

Distributions (capital gain) to shareholders                    0             0

FROM CAPITAL SHARE TRANSACTIONS:

Net increase from
  capital transactions (note 3)                         2,307,661     1,840,778
                                                       ----------     ---------

INCREASE IN NET ASSETS:                                 5,441,282     7,714,094

NET ASSETS AT:

Beginning of the period                                52,615,234    44,901,140
                                                      -----------    ----------

END OF THE PERIOD                                    $ 58,056,516  $ 52,615,234
                                                     ============  ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                     NOTES TO UNAUDITED FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

1) ORGANIZATION - The New Alternatives Fund, Inc. is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The
Fund commenced operations September 3, 1982. The investment objective of the
Fund is to seek long-term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

          A. SECURITY VALUATION - Listed U.S. investments are stated at the last reported sale price at the closing of a national securities stock exchange and the NASD National Market System on June 30, 2005 and at
          the mean between the bid and asked price on the over the counter market if not traded on the day of valuation. Company shares traded on foreign markets are stated at their foreign reported value at 4:00 PM
          EST-as trading in some foreign markets does not coincide with trading on U.S. markets. Portfolio securities for which there are no such quotations or valuations are determined in good faith by or at the direction of the Fund's Board of Directors.

          B. FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
          dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

          The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

          Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

          C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security
          transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis if not traded on the day of valuation. Short-term notes are stated at amortized cost which approximates fair value.

          D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Certificates of Deposit interest income is accrued daily. Expenses are accrued on a daily basis.

          E. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund distributes all of its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities (common stocks) owned by the Fund on June 30, 2005 for federal tax purposes is $39,123,800.

                           NEW ALTERNATIVES FUND, INC.
                     NOTES TO UNAUDITED FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

          F. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On June 30, 2005, there were 1,640,170.880 shares outstanding.
Aggregate paid in capital including reinvestment of dividends was $48,681,841.
Transactions in capital stock were as follows:


                                     Six Months Ending 06/30/05              Year End 12/31/04
                                     --------------------------              -----------------
                                        Shares       Amount                Shares        Amount

Capital stock sold                   108,431.350     $3,648,196         128,552.699    $3,961,831
Capital stock issued                           -              -                   -             -
Reinvestment of dividends                  4.169            140           6,524.850       218,451
Redemptions                          (39,910.960)    (1,340,675)        (75,622.199)   (2,339,504)
                                     -----------     ----------         -----------    ----------
Net Increase (Decrease)               68,524.559     $2,307,661          59,455.350    $1,840,778)
                                      ==========     ==========         ===========    ==========


4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to
agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The
Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued
Equities, Inc. reduces its management fee by the amount of such excess expenses.
The annualized expense ratio for the six months ended June 30, 2005 was 1.18%.
The Fund pays no remuneration to its officers, David Schoenwald and Maurice
Schoenwald, who are also Directors. They are also officers of Accrued Equities,
Inc. Accrued Equities, Inc. is the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission is shared with other brokers who actually sell new shares. Their share of the commission may vary.
The Fund paid Accrued Equities, Inc. a total of $26,575 in underwriting fees for the six months ended June 30, 2005. The Fund also paid Accrued Equities, Inc.
$57,189 in commissions for the six months ended June 30, 2005.

5) PURCHASES AND SALES OF SECURITIES - For the six month period ended June 30,
2005, the aggregate cost of securities purchased totaled $8,961,646. Net realized gains (loss) were computed on a first in, first out basis. The amount realized on sales of securities for the six months ending June 30, 2005 was
$10,601,464.

6) DIRECTORS FEES - The amount charged (accrued) for the six months period ending June 30, 2005 for Directors compensation was $3,896. Only non-interested
Directors are compensated. A non-interested Director is not part of the management of the Fund. Each non-interested Director receives $500 of compensation, or $1,000 for members of the Audit Committee, and may also receive payment for travel costs to Directors meetings. There was no additional compensation paid to any Director for board service other than that stated. See
Note 4 for compensation regarding interested Directors.

7) PROXY VOTING - The Fund has proxy voting policies which are available, without charge, upon request by calling the Fund at 800-423-8383. Proxy votes of the Fund are available by calling the Fund.